Summary of significant accounting and reporting policies (Policies)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Statement of compliance
Statement of compliance
The Consolidated Financial Statements of the Company have been prepared in accordance with IFRS accounting standards as issued by the International Accounting Standard Board (“IASB”) and whose application is mandatory for the year ended December 31, 2025. Comparative figures are presented for December 31, 2023 and 2024.
The accounting policies are consistent with those of the same period of the previous financial year, except for the changes disclosed in Note 2.2 to the Consolidated Financial Statements.
The Consolidated Financial Statements of the Company as of and for the years ended December 31, 2023, 2024 and 2025 have been authorized for issue in accordance with a resolution of the board of directors on April 28, 2026.

Basis of consolidation
Basis of consolidation
The Consolidated Financial Statements comprise the financial statements of Sequans Communications S.A., which is the ultimate parent of the group, and its subsidiaries as of and for the years ended December 31, 2025, 2024 and 2023:

Name	Country of incorporation	Year of incorporation	% equity interest
Sequans Communications Ltd.	United Kingdom	2005	100
Sequans Communications Inc.	United States	2008	100
Sequans Communications Ltd. Pte.	Singapore	2008	100
Sequans Communications Israel (2009) Ltd.	Israel	2009	100
Sequans Communications Finland Oy	Finland	2020	100
Sequans Communications SAS	France	2023	100
Bitquans Holdings LLC	United States	2025	100
ACP Advanced Circuit Pursuit AG	Switzerland	2025	100
The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intra-group balances, transactions, income and expenses and profits and losses resulting from intra-group transactions are eliminated in full. The subsidiaries have been fully consolidated from their date of incorporation.

New and amended standards and interpretations and Standards issued but not yet effective
New and amended standards and interpretations
The accounting policies used in 2025 are consistent with those of the previous financial year, except for the following new and amended IFRS and IFRIC interpretations effective as of January 1, 2025:
•Effects of Changes in Foreign Exchange Rates – Amendments to IAS 21. In August 2023, the IASB issued amendments to IAS 21 to specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows. The amendments are effective for annual reporting periods beginning on or after 1 January 2025. When applying the amendments, an entity cannot restate comparative information. The amendments, which apply for the first time in 2025, did not have a material impact on the Company’s financial statements.

Standards issued but not yet effective
Standards issued but not yet effective
Standards and interpretations issued but not yet effective up to the date of issue of the Company’s Consolidated Financial Statements are listed below. The Company intends to adopt these standards when they become effective:
•IFRS 18 Presentation and Disclosure in Financial Statements. In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new. It also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements (PFS) and the notes. In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards. IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after 1 January 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively. The Company is currently working to identify all impacts the amendments will have on the primary financial statements and notes to the financial statements.

Russian invasion in Ukraine
While the Company's key engineering competencies are performed in-house, primarily in France, the United Kingdom, Israel and the United States, the Company outsources some application software development and testing activities to an independent third-party provider of engineering services. The Company works with a dedicated team of 20 software engineers based in Kyiv, Ukraine. If the Russian invasion of Ukraine is protracted or if Ukraine experiences further political instability, these engineers may be unable to work for a sustained period of time, which could adversely impact the research and development operations. The Company has developed a contingency plan if the engineers in Kyiv are unable to continue working on their projects for us for a sustained period of time, but if the contingency plan is not effective or sanctions are imposed that prevent the Company from conducting business in Ukraine, the Company could suffer delays in product introduction or delays in resolution of customer software bugs, which could have a negative impact on its revenues. During 2023, 2024 and 2025, the Ukraine team was able to work effectively, and the Company did not identify any direct impact from the situation on its business. As of December 31, 2025, the Company has not identified any impact on its assets and liabilities.

Functional currencies and translation of financial statements denominated in currencies other than the U.S. dollar
Functional currencies and translation of financial statements denominated in currencies other than the U.S. dollar
The Consolidated Financial Statements are presented in U.S. dollars, which is also the functional currency of Sequans Communications S.A. The Company uses the U.S. dollar as its functional currency due to the high percentage of revenues, cost of revenue, capital expenditures and operating costs, other than those related to headcount and overhead, which are denominated in U.S. dollars. Each subsidiary determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.
As at the reporting date, the assets and liabilities of each subsidiary are translated into the presentation currency of the Company (the U.S. dollar) at the rate of exchange in effect at the Statement of Financial Position date and their Statement of Operations is translated at the weighted average exchange rate for the reporting period. The exchange differences arising on the translation are taken directly to a separate component of equity (“Cumulative translation adjustments”).

Foreign currency transactions
Foreign currency transactions
Foreign currency transactions are initially recognized by Sequans Communications S.A. and each of its subsidiaries at their respective functional currency rates prevailing at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency spot rate of exchange in effect at the reporting date. All differences are taken to the Consolidated Statement of Operations within financial income or expense. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the initial transactions.

Earnings (loss) per share
Earnings (loss) per ordinary share and per ADS
Basic earnings (loss) amounts per ordinary share and per ADS are computed using the weighted average number of shares outstanding during each period, excluding ordinary shares held in treasury as these shares are not considered outstanding for purposes of earnings per share calculations.
Diluted earnings per ordinary share and per ADS include the effects of dilutive options and warrants as if they had been exercised, unless the effect would be anti-dilutive.

Revenue recognition
Revenue recognition
The Company’s total revenue consists of product revenue and services and license revenue.
Revenue from contracts with customers is recognized when control of the goods or services is transferred to the customer at an amount that reflects the fair value of the consideration to which the Company is entitled, excluding sales taxes or duties.
The Company applies a five-step approach in determining the amount and timing of revenue to be recognized: (1) identifying the contract with a customer; (2) identifying the performance obligations in the contract; (3) determining the transaction price; (4) allocating the transaction price to the performance obligations in the contract; and (5) recognizing revenue when the performance obligation is satisfied.
When a contract includes multiple promised goods and services, the Company evaluates each component to determine whether they represent separate performance obligations and determines the appropriate allocation of the contract consideration to each identified performance obligation based on estimated relative stand-alone selling prices.
If the consideration in a contract includes a variable amount, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Specifically, milestone payments in development services contracts represent variable consideration, the receipt of which is dependent upon the achievement of technical milestones.
The Company sometimes receives advance payments from customers for the provision of development services. The Company determines if there is a significant financing component for these contracts considering the length of time between the customers’ payment and the transfer of control of the goods and services. When a significant financing component has been identified, the transaction price for these contracts is discounted, using the rate that would be reflected in a separate financing transaction at contract inception. The Company applies the practical expedient for short-term advances received from customers. That is, the promised amount of consideration is not adjusted for the effects of a significant financing component if the period between the transfer of the promised good or service and the payment is one year or less.
Product revenue
Substantially all of the Company’s product revenue is derived from the sale of semiconductor solutions for 4G wireless applications.
Revenue from the sale of products is usually recognized at a point in time when the Company satisfies its performance obligation to the buyer, whether direct end customer, end customer's manufacturing partner or distributor. This occurs when there is no continuing managerial involvement to the degree usually associated with ownership nor effective control over the sale of products is retained, which is based on the specified Incoterms, but usually occurs on shipment of the goods. Sale of products to some distributors is recognized when the products are sold to the end-customer but these contracts are not significant. In general, the Company is the principal in product sales. In limited cases, the Company resells as an agent. Products are not sold with a right of return but are covered by warranty. This is an assurance-type warranty. The Company does not accrue for a general warranty obligation as the Company has not historically incurred and does not expect material warranty costs. Although the products sold have embedded software, the Company believes that software is incidental to the products it sells.
License and services revenue
License and services revenue consists of revenues from the sale of licenses to use the Company’s technology solutions and any fees for the associated annual software maintenance and support services, as well as from the sale of technical support and development services. Development services include advanced technology development services for technology partners and software or product development and integration services for customers.
Revenue from the sale of licenses is recognized at a point in time when the Company satisfies its performance obligation which occurs when the software has been delivered to the customer (assuming no other significant obligations exist), as licenses provide the right to use the software as it exists when made available to the customer.
Revenue from the sale of software maintenance and support services is recognized over the period of the maintenance (generally one year). When the first year of maintenance is included in the software license price, an amount generally equal to the negotiated rate for one year of maintenance is deducted from the value of the license and recognized as revenue over the period of maintenance as described above. The difference between license and maintenance services invoiced and the amount recognized in revenue is recorded as deferred revenue.
Revenue from technical support and development services is generally recognized over time using the percentage-of-completion method. For each service contract, the Company determines whether the pattern of transfer of control meets one of the criteria for revenue recognition over time: (a) the customer simultaneously receives and consumes the benefits provided by the entity's performance as the entity performs (b) the Company's performance creates or enhances an asset (for example, work in progress) that the customer controls as the asset is created or enhanced or (c) the Company's performance does not create an asset with an alternative use to the entity and the entity has an enforceable right to payment for performance completed to date. Generally, the support and development contracts meet one or more of these criteria, based on the facts and circumstances both within the contract and the nature of the services provided. Typically, the customers consume the services as they are provided through ongoing technical support or through an iterative development process. Certain contracts also include terms which allow the customer to have control over the asset as it is created or provide Sequans the right to payment for all work performed to date.
Due to revenue recognition over time, contract assets are created for services that Sequans does not yet have the right to invoice. Contract liabilities are created when milestones are billed in advance of being earned.
When a contract does not meet one of the criteria above, revenue is recognized at a point in time, when there is evidence of transfer of control, which typically occurs upon achievement of certain or all contract milestones. Percentage-of-completion is calculated based on the input method using estimated costs as a measure of performance completed.
The costs associated with these arrangements are recognized as incurred. Revenue from development contracts where no related direct costs were identified amounted to $214,000 in the year ended December 31, 2023. There was no revenue from development contracts without direct costs for the years ended December 31, 2025 and 2024.
Revenue recognition
The Company’s policy for revenue recognition, in instances where multiple deliverables are sold contemporaneously to the same counterparty, is in accordance with IFRS 15 Revenue from contracts with customers. The application of IFRS 15 to contracts with customers requires management to make certain judgments, the most significant of which are outlined below. These judgments are based on an analysis of the facts and circumstances surrounding the transactions on a contract-by-contract basis.
Determination of performance obligations within a contract
The Company applies judgment in determining whether a promised good or service is a performance obligation under the terms of the contract and whether multiple promised goods or services should be accounted for separately or together as a bundle.
Allocation of contract consideration to distinct performance obligations based on their relative stand-alone selling prices
Typically, contracts state the value of individual promised goods and services directly. However, in instances where the fair value is not observable, management applies judgment in determining the relative stand-alone selling price for goods and services.
Estimation of percentage-of-completion based on the input method
For service contracts, management makes a determination as to whether revenue should be recognized at a point in time or overtime. For service contracts that are recognized over time based on the percentage-of-completion, the Company sets up an initial budget at contract inception and tracks the progress to completion based on time and costs incurred by the employees directly working on each project. Management reviews the progress and performance of open contracts in order to determine the best estimate of estimated costs at completion on a quarterly basis and updates the revenue recognized as necessary.

Cost of revenue
Cost of revenue
Cost of product revenue includes all direct and indirect costs incurred with the sale of products, including shipping and handling. Cost of services revenue includes direct costs incurred to support the obligations covered by development services contracts (mainly employees and subcontractors costs). Research and development costs associated with product development (including normal customer support which generates product improvement) are recorded in research and development expenses.

Research and development costs
Research and development costs
Research costs are expensed as incurred. Development costs are recognized as an intangible asset if the Company can demonstrate:
•the technical feasibility of completing the intangible asset so that it will be available for use or sale;
•its intention to complete the asset and use or sell it;
•its ability to use or sell the asset;
•how the asset will generate future economic benefits;
•the availability of adequate resources to complete the development and to use or sell the asset; and
•the ability to measure reliably the expenditure during development.
Beginning in 2015, certain development costs incurred at the end of the product development cycle when the criteria for capitalization are met, became material as the Company began making its product available on more operator networks which require significant testing and qualification work in order to finalize the product for sale on that network. In 2023, and 2024, the Company capitalized costs for the development for LTE Category 1 and the development of the 5G broadband platform. In 2025, the Company developed a variant of 5G, eRedCap, but no costs were capitalized since the relevant accounting requirements were not met. The intangible assets are tested for impairment annually. (See Notes 6.4 and 10 to the Consolidated Financial Statements). Amortization of these intangible assets is recorded in research and development expense.
Research and development costs associated with product development (including normal customer support which generates product improvements) are recorded in operating expense. In some cases, the Company has negotiated agreements with customers and partners whereby the Company provides certain development services beyond its normal practices or planned product roadmap. Amounts received from these agreements are recorded in services revenue. Direct costs incurred by the Company as a result of the commitments in the agreements are recorded in cost of revenue. Other research and development costs related to the projects covered by the agreements, but which would have been incurred by the Company without the existence of such agreements are recorded in research and development expense.

Government grants, loans and research tax credits
Government grants, loans and research tax credits
The Company operates in certain jurisdictions which offer government grants or other incentives based on the qualifying research expense incurred or to be incurred in that jurisdiction. These incentives are recognized as the qualifying research expense is incurred if there is reasonable assurance that all related conditions will be complied with and the grant will be received. When the grant relates to an expense item, it is recognized as a reduction of the related expense over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate. Any cash received in advance of the expenses being incurred is recorded as a liability.
Some long-term research projects are also financed through low-interest forgivable loans. The present value of forgivable loans is calculated based on expected future payments discounted using the interest rate applied for standard loans with the same maturity. The difference between present value and amount received is accounted for as a grant.
Where loans or similar assistance provided by governments or related institutions are interest-free, the present value is calculated based on expected future payments discounted using the interest rate applied for standard loans with the same maturity. The difference between present value and amount received is accounted for as a grant.
The Company also benefits from research incentives in the form of tax credits which are detailed in Note 6.4 to the Consolidated Financial Statements. When the incentive is available only as a reduction of taxes owed, such incentive is accounted for as a reduction of tax expense; otherwise, it is accounted for as a government grant with the benefit recorded as a reduction of research and development costs, whether capitalized or expensed.

Financial income and expense
Financial income and expense
Financial income and expense include:
•interest expense related to accounts receivable financing, the debt component of convertible debt, bridge loans, government loans, lease contracts, upfront payments, financing components of customer contracts and a supplier payable with extended payment terms;
•other expenses paid to financial institutions for financing operations;
•foreign exchange gains and losses;
•change in fair value of financial assets and liabilities; and
•impact of debt extinguishment.
The Company reflects foreign exchange gains and losses related to hedges (through derivatives) of euro-based operating expenses in operating expenses.

Current income tax
Current income tax
Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date.

Deferred income tax
Deferred income tax
Deferred income tax is provided using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred income tax liabilities are recognized for all taxable temporary differences, except with respect to taxable temporary differences associated with investments in subsidiaries where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred income tax assets are recognized for all deductible temporary differences, carry forwards of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forwards of unused tax credits and unused tax losses can be utilized.
The carrying amount of deferred income tax assets is reviewed at the reporting date and adjusted to the extent that it is probable that sufficient future taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the statement of financial position date.
Deferred income tax relating to items recognized directly in equity is recognized in equity.
Deferred income tax assets and deferred income tax liabilities are offset if a legally enforceable right of offset exists.

Value added tax
Value added tax
Revenue, expenses and assets are recognized net of the amount of value added tax except:
•where the value added tax incurred on a purchase of assets or services is not recoverable from the tax authorities, in which case the value added tax is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable; and
•receivables and payables that are stated with the amount of value added tax included.
Value added tax recoverable consists of value added tax paid by the Company to vendors and suppliers located in the European Union, in the United Kingdom and in Israel, and recoverable from the tax authorities. Value added tax recoverable is collected on a monthly or quarterly basis.

Inventories	nventories
Inventories consist primarily of the cost of semiconductors, including wafer fabrication, assembly, testing and packaging; components; and modules purchased from subcontractors. Inventories are valued at the lower of cost (determined using the weighted average cost method) or net realizable value (estimated market value less estimated cost of completion and the estimated costs necessary to make the sale).
The Company writes down the carrying value of its inventories for estimated amounts related to the lower of cost or net realizable value, obsolescence or unmarketable inventory equal to the difference between the cost of inventory and the estimated net realizable value. The estimated net realizable value of the inventory is based on historical usage and assumptions about future demand, future product purchase commitments, estimated manufacturing yield levels and market conditions on a product-by-product basis. When the circumstances that previously caused inventories to be written down below cost no longer exist or when there is clear evidence of an increase in net realizable value because of changed economic circumstances, the amount of the write-down is reversed (i.e. the reversal is limited to the amount of the original write-down) so that the new carrying amount is the lower of the cost and the revised net realizable value.
Inventories
As disclosed in Note 2.3 to the Consolidated Financial Statements, the Company writes down the carrying value of its inventory to the lower of cost or net realizable value. The estimated net realizable value of the inventory is based on historical usage and assumptions about future demand, future product purchase commitments, estimated manufacturing yield levels and market conditions on a product-by-product basis. Actual demand may differ from the forecast established by the Company, which may materially impact recorded inventory values and cost of revenue.
Purchase price allocation
Following the acquisition of ACP Advanced Circuit Pursuit AG in January 2025 (see Note 3), management exercised judgment in the valuation of developed technology and customer relationships, which were recognized as separately identifiable intangible assets under IAS 38, and in determining the amount recognized as goodwill.
The fair values of technology were determined primarily by reference to the cost to acquire licenses to similar technology in the open market. The fair values of customer relationships were determined using income‑based valuation techniques and required judgment in estimating future cash flows, economic lives and discount rates. Residual consideration was allocated to goodwill, representing future economic benefits that do not qualify for separate recognition.
Goodwill
Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The Company identified a single cash-generating unit (the full Company) for use in the impairment tests, and estimates future cash flows, growth rates, and discount rates. Changes in these assumptions could result in material differences in the amount of impairment recognized in the Consolidated Statement of Operations.
Digital assets
Bitcoin does not meet the definition of a financial asset under IAS 32, as it is not cash and does not give rise to a contractual right to receive cash or another financial asset. It also does not meet the definition of inventory under IAS 2, as the Company is not a broker‑trader of cryptocurrencies and Bitcoin is not held for sale in the ordinary course of business. Therefore, in management's judgement, Bitcoin is accounted for as an intangible asset in accordance with IAS 38.
Management further concluded that Bitcoin has an indefinite useful life, as there is no foreseeable limit to the period over which it is expected to generate economic benefits. Accordingly, Bitcoin is not amortized and is tested for impairment at each balance sheet date, and whenever indicators of impairment arise, in accordance with IAS 36.
Although an active market exists for Bitcoin, management elected to apply the cost model under IAS 38. This policy choice reflects the Company's strategy to hold the investment rather than actively trade, and the view that the cost model provides more useful and consistent information given the significant price volatility observed in cryptocurrency markets. Bitcoin is measured at cost less accumulated impairment losses, with impairment losses recognized in profit or loss.

Financial assets
Financial assets
Financial assets are classified, at initial recognition, as (1) measured at amortized cost, (2) fair value through other comprehensive income (OCI), or (3) fair value through profit or loss. The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and Sequans’ business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value.
Receivables
Trade receivables are measured at amortized cost. Impairment losses on trade accounts receivable are estimated using the expected loss method, in order to take into account the risk of payment default throughout the lifetime of the receivables. Based on an analysis of historical credit losses, the Company has not applied any expected credit losses to its outstanding receivables as of the reporting date beyond specific provisions for doubtful accounts. The Company records an allowance for any specific account it considers as doubtful based on the particular circumstances of the account. The carrying amount of the receivable is thus reduced through the use of an allowance account, and the amount of the charge is recognized on the line “General and administrative expenses” in the Consolidated Statement of Operations. Subsequent recoveries, if any, of amounts previously provided for are credited against the same line in the Consolidated Statement of Operations. When a trade accounts receivable is uncollectible, it is written-off against the allowance account for trade accounts receivable.

Short-term investments
Short-term investments are financial instruments with an initial maturity of greater than 90 days, but less than one year, and are reported as current financial assets.
Deposits
Deposits are reported as non-current financial assets (loans and receivables) when their initial maturity is more than twelve months.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents in the Consolidated Statements of Financial Position includes cash at banks, and money market funds, which correspond to highly liquid investments readily convertible to known amounts of cash and subject to an insignificant risk of change in value. Cash equivalents may also include amounts held in the trading portfolio at the digital asset custodian; the Company may hold cash in this account for brief periods after the sale of digital assets before the funds are transferred to a commercial bank account.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment is stated at cost less accumulated depreciation and any accumulated impairment loss. Depreciation is computed using the straight-line method over the estimated useful lives of each component. The Company presents right-of-use of lease contracts in property, plant and equipment and right of use assets are depreciated on a straight-line basis over the lease term. The useful lives most commonly used are the following:

Machinery and equipment	3 to 5 years
Building and leasehold improvements	Lesser of 6 years or the life of the lease
Computer equipment	3 years
Furniture and office equipment	5 years
Impairment tests are performed at the end of each reporting period when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If any indication exists, the Company estimates the asset’s recoverable amount, which is the higher of the fair value less cost to sell and the value in use. Where the carrying amount exceeds that recoverable amount, the asset is considered impaired and it is written down to its recoverable amount.
Depreciation expense is recorded in cost of revenue or operating expenses, based on the function of the underlying assets.

Intangible assets
Intangible assets
Intangible assets, which primarily consist of purchased licenses for development or production technology and tools, as well as standard-related patent licenses and development costs meeting the criteria for capitalization, are stated at cost less accumulated amortization and any accumulated impairment loss. Amortization is computed using the straight-line method over the estimated useful life of each component. Acquired licenses are amortized over their contractual life or five years in the case of perpetual licenses. Capitalized development costs are generally amortized over periods ranging from 3 to 5 years, representing the expected life of the related technology.
Useful lives are reviewed on a regular basis and changes in estimates, when relevant, are accounted for on a prospective basis. The amortization expense is recorded in cost of revenue or operating expenses, based on the function of the underlying assets.
Impairment tests are performed at the end of each reporting period when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If any indication exists, the Company estimates the asset’s recoverable amount, which is the higher of the fair value less cost to sell and the value in use. Where the carrying amount exceeds that recoverable amount, the asset is considered impaired and it is written down to its recoverable amount.
Goodwill
Goodwill represents the excess of the cost of an acquired business over the fair value of the identifiable net assets acquired at the date of acquisition. Goodwill is initially recognized as an asset and measured at cost. Goodwill is not amortized but is tested for impairment annually, or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Company re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company’s cash generating units (CGU) that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Impairment is determined for goodwill by assessing the recoverable amount of each of the Company’s cash generating units (CGU) to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Leases
Lease contracts
Except for leases related to low-value assets and short-term lease, lease contracts, as defined under IFRS 16 "Leases", are recorded in the Statement of Consolidated Financial Position, through the recognition of:
•an asset representing a right-of-use of the asset leased during the lease term of the contract; and
•a liability related to the payment obligation.
At the commencement date of the lease, the Company recognizes a lease liability measured at the present value of the remaining lease payments to be made over the lease term, discounted using the Company’s incremental borrowing rate. After the commencement date, the liability increases to reflect the accretion of interest and reduced for the lease and decreases with the lease payments made.
Right-of-use assets are depreciated on a straight-line basis over the lease term and tested for impairment when there is an indication that an asset may be impaired.

Costs of Public Offerings	Costs of equity transactions Incremental costs directly attributable to the equity transaction are recorded as a deduction from equity.
Provisions
Provisions
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event for which it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Company expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in operating income (loss) net of any reimbursement.
Provisions include the provision for pensions and post-employment benefits. Pension funds in favor of employees are maintained in France, the United Kingdom, Singapore (through May 2025), the United States, Finland, Israel and Switzerland, and they comply with the respective legislation in each country and are financially independent of the Company. The pension funds are generally financed by employer and employee contributions and are accounted for as defined contribution plans with the employer contributions recognized as expense as incurred. There are no actuarial liabilities in connection with these plans.
French law also requires payment of a lump sum retirement indemnity to employees based on years of service and annual compensation at retirement. Benefits do not vest prior to retirement. This defined benefit plan is self-funded by the Company. It is calculated as the present value of estimated future benefits to be paid, applying the projected unit credit method whereby each period of service is seen as giving rise to an additional unit of benefit entitlement, each unit being measured separately to build up the final obligation. Following the application of IAS 19 as revised, actuarial gains and losses are recognized in equity. The discount rate is based on iBoxx Corporates AA.
In Switzerland, pension funds are legally independent from employers and are typically structured as foundations. Both employees and employers contribute to these funds, with contribution rates set by plan regulations. When employees leave, vested benefits are transferred to their new pension plans, requiring asset and liability transfers between funds to ensure accurate future projections. The Company uses the projected unit credit method, which values each year of service separately and considers future salary and pension increases, as well as employee turnover, to determine the defined benefit obligation (DBO). The DBO for active employees includes the present value of all future benefits, while for retirees, it covers current and future pension payments. The total obligation is compared to the value of plan assets. Annual defined benefit costs include service cost, net interest, and remeasurements. Service cost and net interest are recorded in profit and loss, while remeasurements are shown in other comprehensive income. Annual pension costs often differ from actual contributions, as they are based on projections.

Share-based payment transactions
Share-based payment transactions
Employees (including senior executives and members of the board of directors) and certain service providers of the Company receive remuneration in the form of share-based payment transactions, whereby they render services as consideration for equity instruments (“equity-settled transactions”).
The cost of equity-settled transactions is measured by reference to the fair value at the date on which they are granted. The exercise price is based on closing market price on the date of grant.
The cost of equity-settled transactions is recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the beneficiary becomes fully entitled to the award (the “vesting date”). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest which includes assumptions on the number of awards to be forfeited due to the employees’ failing to fulfill the service condition, and forfeitures following the non-completion of performance conditions. The Consolidated Statement of Operations charge or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.
Share-based compensation
As disclosed in Note 16 to the Consolidated Financial Statements, the Company has various share-based compensation plans for employees and non-employees that may be affected, as to the expense recorded in the Consolidated Statements of Operations, by changes in valuation assumptions. Fair value of stock options is estimated by using the binomial model on the date of grant based on certain assumptions, including, among others expected volatility, the expected option term, the risk-free interest rate and the expected dividend payout rate. The fair value of the Company’s shares underlying stock option grants equals the closing price on the New York Stock Exchange on the date of grant.

Financial liabilities
Financial liabilities
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs.
Non derivative financial liabilities are subsequently measured at amortized cost whereas derivative liabilities not designated as hedging instruments are recognized at fair value through profit or loss.
Convertible debt
The Company evaluates at initial recognition of a convertible debt the different components and features of the hybrid instruments and determines whether these elements are equity instruments or embedded derivatives which require bifurcation. In subsequent periods, the liability component is accounted for using the effective interest method, based on the expected maturity of the debt. The equity component is not remeasured, while embedded derivatives unless closely related to the host instruments, are recorded at fair value through the Consolidated Statement of Operations.
As described in Note 17.1 to the Consolidated Financial Statements, the Company issued debt with an option to convert into shares of the Company in August 2019. The convertible note were amended several times to extend term of the notes and reduce conversion rates.
Effective March 20, 2020, the convertible note was amended to grant the Company two options to extend the term of the note. Each option gave the Company the right to extend the term of such note by one year and consequently reset the conversion price to a 20% premium above the 20-day volume weighted average price (VWAP) if it is lower than the existing conversion price. On the first option exercise, the PIK would be adjusted to 9.5%, and the holder granted warrants for 15% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. On the second option exercise, the PIK would be adjusted to 13.5%, and the holder granted an additional warrant for 20% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. In consideration for entering into the amendments, the warrants that Nokomis owned previously and that were scheduled to expire April 2021 were extended to April 2024 upon the signing of the note amendment; these warrants expired in April 2024.
From an accounting perspective, the amendment of the convertible note resulted in the extinguishment of the existing note and issuance of a new note, accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the notes in cash; and
•An embedded derivative, which reflects the Company's call options to extend the term of each note, the conversion option of Nokomis and in certain cases a repricing to decrease the conversion price.
The fair value of the liability component on the amendment date represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company derived 26.3% as the market rate of interest inherent in the value the liability components after valuing the embedded derivative.
The embedded derivatives of the note was valued using the Geometric Brownian Motion framework relying on Monte-Carlo simulations. On March 20, 2020, the initial fair value of the embedded derivative of the note was recorded in Other Capital reserves in shareholders' equity. The change in fair value is remeasured and recorded in the Consolidated Statement of Operations as financial income or loss at each statement of financial position date.
On April 9, 2021, the Company issued a note with options to convert into shares of the Company. The Company retained an option to call the convertible debt under certain circumstances after 12 months, either in full or in part. If a change of control occurred at any time prior to the payment of the note in full, the noteholder would have the right, in its sole discretion, to require Sequans to convert or redeem all of the outstanding principal amount (including accrued interest and unpaid interest).
As described in Note 17.1, the note was accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the bonds in cash; and
•An embedded derivative, which reflects the value of the conversion option.
The initial fair value of the notes was split between these two components.
The fair value of the liability component on the issuance date represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 20.89% as the market rate of interest in order to value the liability components of the note on issuance. The embedded derivative of the note was valued using the Geometric Brownian Motion framework relying on Monte-Carlo simulations. The change in fair value is remeasured and recorded as financial income or loss at each statement of financial position date.
On August 15, 2022, the Company elected to exercise the first option of the amendment signed on March 20, 2020 to extend the maturity of the convertible note issued in August 2019 to August 16, 2023. On August 15, 2023, the Company elected to exercise the second option of the amendment to extend the maturity of the convertible note to April 16, 2024.
In early April 2024, both note holders agreed to stay repayment of the notes until April 26, 2024. In late April, the Company extended the standstill agreements until September 30, 2024. This resulted in the extinguishment of the existing note and issuance of a new note for accounting purposes. Therefore, the fair value of the debt just prior to amendment was estimated in order to record a gain on extinguishment in the Consolidated Statement of Operations in “Debt amendments". The amended debt was accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the notes in cash; and
•An embedded derivative, which reflects the value of the conversion option.

On July 7, 2025, the Company issued secured convertible debentures comprising a contractual obligation to deliver cash in the form of interest and principal repayments, together with a conversion feature that permits settlement into the Company’s equity instruments (shares of the Company or pre-funded warrants).
As described in Note 17.1, the secured convertible debentures were accounted for as compound financial instruments with the following distinct components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the secured convertible debentures in cash;
•An embedded derivative, which reflects the value of the conversion option embedded in the secured convertible debentures; and.
•Freestanding derivative instruments, consisting of the warrants issued in connection with the debenture private placement for no additional consideration (the “debenture warrants”).

The initial fair value of the secured convertible debentures was split between the first two components. The debenture warrants, which are separate contractual instruments issued for no additional consideration in connection with the debenture private placement, are legally detachable from the secured convertible debentures. As separate units of account, they are excluded from the "fixed-for-fixed" assessment of the conversion feature and are evaluated independently. They are classified as financial liabilities under IAS 32.

The embedded derivative of the note was valued using the Geometric Brownian Motion framework relying on Monte-Carlo simulations. The change in fair value is remeasured and recorded as financial income or loss at each statement of financial position date. The fair value of the liability component on the issuance date represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company derived 30.2% as the effective market rate of interest, based on the residual value attributed to the debt after the embedded derivative had been valued.
Short-term debt secured by accounts receivables
As described in Note 17.3 to the Consolidated Financial Statements, the Company has a factoring agreement with a French financial institution. The Company transfers to the finance company all invoices issued to qualifying customers, and the customers are instructed to settle the invoices directly with the finance company. Because there is recourse to the Company for amounts that are overdue, the Company retains all receivables on its Consolidated Statement of Financial Position until they are paid and any amounts drawn on the line of credit are reflected in short-term debt. The Company pays a commission on the face value of the accounts receivable submitted, which is recorded in General and Administration expense, and pays interest on any draw-down of the resulting line of credit. In November 2024, the Company notified the financial institution of its intention to terminate the factoring agreement at its next maturity date, which occurred on March 2, 2025.
In March 2022, the Company entered into an agreement to finance the 2022 research tax credit as it was earned over the year. The Company transferred to the finance company research tax credit receivable on a quarterly basis. Because there is recourse to the Company for amount not paid by the French tax administration, the Company retains all receivables on its Consolidated Statement of Financial Position until the French tax administration reimburses the finance company. Amounts drawn on the line of credit are reflected in short-term debt and commissions in the Consolidated Statement of Operations as financial expense. In March 2023, the Company entered into another agreement to finance the 2023 research tax credit, and in February 2024, the Company agreed to finance the 2024 research tax credit. In January 2025, the company decided to terminate the agreement.

Derivative financial instruments and hedge accounting
Derivative financial instruments and hedge accounting
The Company uses financial instruments, including derivatives such as foreign currency forward contracts, to reduce the foreign exchange risk on cash flows from firm and highly probable commitments denominated in euros. The effective portion of the gain or loss on the hedging instrument is recognized directly as other comprehensive income (loss) in the cash flow hedge reserve, while any ineffective portion is immediately accounted for in financial results in the Consolidated Statement of Operations. Amounts recognized as other comprehensive income (loss) are transferred to the Consolidated Statement of Operations when the hedged transaction affects profit or loss. If the forecasted transaction is no longer expected to occur, the cumulative gain or loss previously recognized in equity is transferred to the Consolidated Statement of Operations.
All derivative financial instruments are recorded at fair value. Changes in fair value are recorded in current earnings or other comprehensive income (loss), depending on whether the derivative is designated as a hedge, its effectiveness as a hedge, and the type of hedge transaction. Any change in the fair value of the derivatives deemed ineffective as a hedge is immediately recognized in earnings.

Commitments
Commitments
Commitments comprise primarily purchase commitments with third-party manufacturers for future deliveries of equipment and components, which are described in Note 24 to the Consolidated Financial Statements.

Significant accounting judgments, estimates and assumptions
In the process of applying the Company’s accounting policies, management must make judgments and estimates involving assumptions. These judgments and estimates can have a significant effect on the amounts recognized in the financial statements and the Company reviews them on an ongoing basis taking into consideration past experience and other relevant factors. The evolution of the judgments and assumptions underlying estimates could cause a material adjustment to the carrying amounts of assets and liabilities as recognized in the financial statements. The most significant management judgments and assumptions in the preparation of these financial statements are:
Revenue recognition
The Company’s policy for revenue recognition, in instances where multiple deliverables are sold contemporaneously to the same counterparty, is in accordance with IFRS 15 Revenue from contracts with customers. The application of IFRS 15 to contracts with customers requires management to make certain judgments, the most significant of which are outlined below. These judgments are based on an analysis of the facts and circumstances surrounding the transactions on a contract-by-contract basis.
Determination of performance obligations within a contract
The Company applies judgment in determining whether a promised good or service is a performance obligation under the terms of the contract and whether multiple promised goods or services should be accounted for separately or together as a bundle.
Allocation of contract consideration to distinct performance obligations based on their relative stand-alone selling prices
Typically, contracts state the value of individual promised goods and services directly. However, in instances where the fair value is not observable, management applies judgment in determining the relative stand-alone selling price for goods and services.
Estimation of percentage-of-completion based on the input method
For service contracts, management makes a determination as to whether revenue should be recognized at a point in time or overtime. For service contracts that are recognized over time based on the percentage-of-completion, the Company sets up an initial budget at contract inception and tracks the progress to completion based on time and costs incurred by the employees directly working on each project. Management reviews the progress and performance of open contracts in order to determine the best estimate of estimated costs at completion on a quarterly basis and updates the revenue recognized as necessary.
Trade receivables
The Company records an allowance for any specific account it considers as doubtful based on the particular circumstances of the account. Additional allowances could be required if the Company receives information that the financial condition of its customers has deteriorated, resulting in an impairment of their ability to make payments, or there are indicators that amounts receivable will become uncollectible.
Inventories
As disclosed in Note 2.3 to the Consolidated Financial Statements, the Company writes down the carrying value of its inventory to the lower of cost or net realizable value. The estimated net realizable value of the inventory is based on historical usage and assumptions about future demand, future product purchase commitments, estimated manufacturing yield levels and market conditions on a product-by-product basis. Actual demand may differ from the forecast established by the Company, which may materially impact recorded inventory values and cost of revenue.
Purchase price allocation
Following the acquisition of ACP Advanced Circuit Pursuit AG in January 2025 (see Note 3), management exercised judgment in the valuation of developed technology and customer relationships, which were recognized as separately identifiable intangible assets under IAS 38, and in determining the amount recognized as goodwill.
The fair values of technology were determined primarily by reference to the cost to acquire licenses to similar technology in the open market. The fair values of customer relationships were determined using income‑based valuation techniques and required judgment in estimating future cash flows, economic lives and discount rates. Residual consideration was allocated to goodwill, representing future economic benefits that do not qualify for separate recognition.
Goodwill
Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The Company identified a single cash-generating unit (the full Company) for use in the impairment tests, and estimates future cash flows, growth rates, and discount rates. Changes in these assumptions could result in material differences in the amount of impairment recognized in the Consolidated Statement of Operations.
Digital assets
Bitcoin does not meet the definition of a financial asset under IAS 32, as it is not cash and does not give rise to a contractual right to receive cash or another financial asset. It also does not meet the definition of inventory under IAS 2, as the Company is not a broker‑trader of cryptocurrencies and Bitcoin is not held for sale in the ordinary course of business. Therefore, in management's judgement, Bitcoin is accounted for as an intangible asset in accordance with IAS 38.
Management further concluded that Bitcoin has an indefinite useful life, as there is no foreseeable limit to the period over which it is expected to generate economic benefits. Accordingly, Bitcoin is not amortized and is tested for impairment at each balance sheet date, and whenever indicators of impairment arise, in accordance with IAS 36.
Although an active market exists for Bitcoin, management elected to apply the cost model under IAS 38. This policy choice reflects the Company's strategy to hold the investment rather than actively trade, and the view that the cost model provides more useful and consistent information given the significant price volatility observed in cryptocurrency markets. Bitcoin is measured at cost less accumulated impairment losses, with impairment losses recognized in profit or loss.
Share-based compensation
As disclosed in Note 16 to the Consolidated Financial Statements, the Company has various share-based compensation plans for employees and non-employees that may be affected, as to the expense recorded in the Consolidated Statements of Operations, by changes in valuation assumptions. Fair value of stock options is estimated by using the binomial model on the date of grant based on certain assumptions, including, among others expected volatility, the expected option term, the risk-free interest rate and the expected dividend payout rate. The fair value of the Company’s shares underlying stock option grants equals the closing price on the New York Stock Exchange on the date of grant.
Fair value measurement of financial instruments
Fair value corresponds to the quoted price for listed financial assets and liabilities. The Company determined that the fair values of cash, trade receivables and trade payables approximate their carrying amounts largely due to the short-term maturities of these instruments.
Where no active market exists, the Company establishes fair value by using a valuation technique determined to be the most appropriate in the circumstances.
Regarding compound debt instruments, the fair value of debt component was determined at the date of issuance using a valuation model that requires judgment, including estimating the cash flows over the life of the security, the appropriate discount rate. The assumptions used in calculating the value of the conversion option, the expected volatility of the Company’s underlying stock price which has experienced fluctuations, and the discount rate, represent the Company’s best estimates based on management’s judgment and subjective future expectations. The fair values of the conversion feature, warrants and the debt component, which is the residual after accounting for the other units, were supported by work performed by an independent valuation specialist engaged by the Company.
Research and Development Costs
Costs incurred internally in research and development activities are charged to expense until technological feasibility has been established for the project. Once technological feasibility is established, development costs are capitalized until the product is available for general release to customers. Judgment is required in determining when technological feasibility of a product is established. We have determined that technological feasibility for our software products is reached after all high-risk development issues have been resolved. Generally, this occurs when the preliminary design review has been done.
Leases
The application of IFRS 16 Leases requires the Company to make assumptions and estimates in order to determine the value of the right-of-use assets and lease liabilities, which mainly relates to the determination of the Company’s incremental borrowing rate.

2.5 Other information
In the current Consolidated Financial Statements, the Company has presented the government loan balance as a separate line item on the face of the Consolidated Statements of Financial Position. Previously, this balance was disclosed together with other types of government financing under “Government research financing”. The Company believes that presenting the government loan separately provides more relevant and reliable information to users of the financial statements, given its nature, terms, and significance compared to other government financing arrangements. This change in presentation does not affect the recognition, measurement, or total amount of government financing disclosed in prior periods. Comparative figures have been reclassified to conform to the current period’s presentation.

Fair value of financial instruments
Fair value measurement of financial instruments
Fair value corresponds to the quoted price for listed financial assets and liabilities. The Company determined that the fair values of cash, trade receivables and trade payables approximate their carrying amounts largely due to the short-term maturities of these instruments.
Where no active market exists, the Company establishes fair value by using a valuation technique determined to be the most appropriate in the circumstances.
Regarding compound debt instruments, the fair value of debt component was determined at the date of issuance using a valuation model that requires judgment, including estimating the cash flows over the life of the security, the appropriate discount rate. The assumptions used in calculating the value of the conversion option, the expected volatility of the Company’s underlying stock price which has experienced fluctuations, and the discount rate, represent the Company’s best estimates based on management’s judgment and subjective future expectations. The fair values of the conversion feature, warrants and the debt component, which is the residual after accounting for the other units, were supported by work performed by an independent valuation specialist engaged by the Company.
Research and Development Costs
Costs incurred internally in research and development activities are charged to expense until technological feasibility has been established for the project. Once technological feasibility is established, development costs are capitalized until the product is available for general release to customers. Judgment is required in determining when technological feasibility of a product is established. We have determined that technological feasibility for our software products is reached after all high-risk development issues have been resolved. Generally, this occurs when the preliminary design review has been done.
Leases
The application of IFRS 16 Leases requires the Company to make assumptions and estimates in order to determine the value of the right-of-use assets and lease liabilities, which mainly relates to the determination of the Company’s incremental borrowing rate.

2.5 Other information
In the current Consolidated Financial Statements, the Company has presented the government loan balance as a separate line item on the face of the Consolidated Statements of Financial Position. Previously, this balance was disclosed together with other types of government financing under “Government research financing”. The Company believes that presenting the government loan separately provides more relevant and reliable information to users of the financial statements, given its nature, terms, and significance compared to other government financing arrangements. This change in presentation does not affect the recognition, measurement, or total amount of government financing disclosed in prior periods. Comparative figures have been reclassified to conform to the current period’s presentation.